Note 17 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Warrants outstanding (in shares)	1,976,389		1,976,389
Warrant shares outstanding (in shares)	8,498,474		2,134,501
Term (Year)	5 years		5 years
Warrants exercise price (in dollars per share)	$ 0.58	[1]	$ 2.30
Warrant fair value liability	$ 1,915		$ 3,332

[1]	Applying the Variable Exercise Price